Dreyfus BASIC

California Municipal

Money Market Fund

SEMIANNUAL REPORT December 31, 2009

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC California Municipal Money Market Fund, covering the six month period from July 1, 2009, through December 31, 2009.

Most financial assets ended 2009 with healthy returns, but short-term interest rates remained at historical lows as monetary authorities fought to bring the nation and world out of a severe recession and banking crisis.

After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009, buoyed by greater manufacturing activity to replenish depleted inventories and satisfy export demand. The slumping housing market also showed signs of renewed life when home sales and prices rebounded modestly. However, economic headwinds remain, including a high unemployment rate and the prospect of anemic consumer spending.

While money market yields are unlikely to return to their pre-recession levels anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2009, through December 31, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2009, Dreyfus BASIC California Municipal Money Market Fund produced an annualized yield of 0.02%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.02%.1

Yields of tax-exempt money market instruments remained at historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy to combat a recession and financial crisis. Supply-and-demand dynamics in the tax-exempt money markets also contributed to low yields.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality California exempt issuers that we believe are most likely to provide tax-exempt income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economy, Supply-and-Demand Dynamics Kept Yields Low

The reporting period began in the wake of the most severe recession since the 1930s, as weak housing markets, rising unemployment and declining consumer confidence took their toll.In addition,credit markets remained fragile as they recovered from a global credit crisis that had punished major financial institutions, including dealers and insurers of municipal securities. In response, the Fed had reduced the overnight federal funds rate to an unprecedented low range of 0% to 0.25%.The U.S. Department of the Treasury also had initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through September 18, 2009.

Although the U.S. economy showed signs of improvement over the second half of 2009—including a return to GDP growth during the third quarter of the year—a number of headwinds remained. The unemployment rate has stayed stubbornly high, and housing markets have continued to struggle with sluggish sales and elevated foreclosure rates. In light of a sub-par economic recovery, the Fed left short-term interest rates unchanged throughout the reporting period.

The tax-exempt money markets also were influenced by supply-and-demand factors, which exerted additional downward pressure on already low tax-exempt money market yields.Tighter lending restrictions led to a decrease in the available supply of variable-rate demand notes and tender option bonds, effectively increasing funding costs for municipalities in the short-term market. Consequently, more issuers instead have issued longer-term bonds, including taxable securities through the government-supported Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments remained robust from individuals concerned about tax increases. Due to competitive yields compared with taxable money market instruments, the tax-exempt market also saw demand from institutional investors.

Finally, many states and municipalities currently face weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. California has continued to expe-

4

rience severe fiscal pressures due to a higher-than-average unemployment rate and slumping housing markets.

In-House Research Supported Credit Quality

We continued to focus on direct, high-quality municipal obligations. Our credit analysts conduct in-depth, independent research into the fiscal health of the issuers we consider, a process that led us to instruments—including commercial paper and municipal notes with maturities less than six months—backed by high-quality banks, pledged tax appropriations or revenues from colleges, hospitals and public facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

We maintained the fund’s weighted average maturity in a roughly neutral position. Since yield differences have remained relatively narrow along the market’s maturity range, this conservative strategy did not adversely affect the fund’s performance.

Safety and Liquidity Are Paramount

Due to California’s ongoing economic and fiscal challenges, we believe the prudent course continues to be a conservative credit selection strategy with an emphasis on preservation of capital and liquidity. The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period, suggesting that money market yields are unlikely to rise significantly anytime soon.

January 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield and annualized effective yield would have been -0.03% and -0.03%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from July 1, 2009 to December 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2009

Expenses paid per $1,000†	$2.17
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2009

Expenses paid per $1,000†	$2.19
Ending value (after expenses)	$1,023.04

† Expenses are equal to the fund’s annualized expense ratio of .43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.4%	Rate (%)	Date	Amount ($)		Value ($)
California—91.4%
Alameda County Industrial
Development Authority, Revenue
(P.J.’s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.40	1/7/10	1,905,000	[a]	1,905,000
California,
Economic Recovery Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.25	1/7/10	3,900,000	[a]	3,900,000
California,
Economic Recovery Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.29	1/7/10	7,000,000	[a]	7,000,000
California,
GO Notes (LOC; Bank of America)	0.21	1/7/10	1,000,000	[a]	1,000,000
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.21	1/7/10	4,000,000	[a]	4,000,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.28	1/7/10	7,160,000	[a]	7,160,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.25	1/13/10	7,100,000		7,100,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.40	2/25/10	2,100,000		2,100,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	3/11/10	3,860,000		3,860,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.52	1/7/10	2,910,000	[a]	2,910,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.54	1/7/10	1,100,000	[a]	1,100,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer Inc. Project)
(LOC; Union Bank of California)	0.40	1/7/10	700,000	[a]	700,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.45	1/7/10	2,400,000	[a]	2,400,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.45	1/7/10	2,695,000	[a]	2,695,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.40	1/7/10	3,030,000	[a]	3,030,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.45	1/7/10	2,325,000	[a]	2,325,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse
Company Project) (LOC;
Union Bank of California)	0.40	1/7/10	5,540,000	[a]	5,540,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.45	1/7/10	3,400,000	[a]	3,400,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.45	1/7/10	2,000,000	[a]	2,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Azusa Pacific University
Project) (LOC; Allied Irish
Banks)	0.34	1/7/10	3,500,000	[a]	3,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	9,000,000		9,000,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche Bank
AG and LOC; Deutsche Bank AG)	0.25	1/7/10	5,200,000	[a,b]	5,200,000
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Installment Sale Agreement
with Eastern Municipal Water
District Facilities
Corporation) (Liquidity
Facility; Citibank NA)	0.23	1/7/10	3,000,000	[a,b]	3,000,000
Fresno,
Sewer System Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.30	1/7/10	4,000,000	[a,b]	4,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.23	1/7/10	5,505,000	[a,b]	5,505,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	5.38	6/1/10	1,000,000	[c]	1,020,356
Kern County,
GO Notes, TRAN	2.50	6/30/10	6,200,000		6,251,738

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Long Beach,
GO Notes, TRAN	2.50	9/30/10	1,000,000		1,014,812
Los Angeles County Capital Asset
Leasing Corporation, LR, CP
(LOC: Bayerische Landesbank,
JPMorgan Chase Bank and
Westdeutsche Landesbank)	0.45	2/8/10	10,000,000		10,000,000
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/10	800,000		817,436
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.50	1/7/10	2,250,000	[a,b]	2,250,000
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.24	1/7/10	755,000	[a]	755,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp.
and Liquidity Facility;
Westdeutsche Landesbank)	0.34	1/7/10	1,815,000	[a]	1,815,000
University of California,
Revenue, CP	0.32	2/12/10	3,000,000		3,000,000
University of California Regents,
General Revenue	5.00	5/15/10	150,000		152,364
Victorville Joint Powers Financing
Authority, LR (Cogeneration
Facility Project) (LOC; Fortis Bank)	0.52	1/7/10	9,770,000	[a]	9,770,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—8.0%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.25	1/7/10	7,000,000	[a,b]	7,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.50	1/7/10	4,460,000	[a,b]	4,460,000

Total Investments (cost $142,636,706)			99.4%		142,636,706

Cash and Receivables (Net)			.6%		877,282

Net Assets			100.0%		143,513,988

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to $31,415,000 or 21.9% of net assets.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	98.6
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	1.4
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	142,636,706	142,636,706
Cash		732,181
Interest receivable		193,314
		143,562,201
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		48,209
Dividend payable		4
		48,213
Net Assets ($)		143,513,988
Composition of Net Assets ($):
Paid-in capital		143,513,185
Accumulated net realized gain (loss) on investments		803
Net Assets ($)		143,513,988
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		143,513,185
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	397,470
Expenses:
Management fee—Note 2	396,577
Treasury insurance expense—Note 1(f)	23,795
Trustees’ fees—Note 2	4,659
Total Expenses	425,031
Less—reduction in expenses due to undertaking—Note 2	(39,442)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(4,659)
Net Expenses	380,930
Investment Income—Net, representing net increase
in net assets resulting from operations	16,540

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009
Operations ($):
Investment income—net	16,540	2,601,895
Net realized gain (loss) on investments	—	803
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,540	2,602,698
Dividends to Shareholders from ($):
Investment income—net	(16,540)	(2,608,657)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	218,230,419	511,133,170
Dividends reinvested	4,783	551,087
Cost of shares redeemed	(269,506,542)	(576,575,702)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(51,271,340)	(64,891,445)
Total Increase (Decrease) in Net Assets	(51,271,340)	(64,897,404)
Net Assets ($):
Beginning of Period	194,785,328	259,682,732
End of Period	143,513,988	194,785,328

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2009			Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.010	.027	.032	.025	.014
Distributions:
Dividends from
investment income—net	(.000)[a]	(.010)	(.027)	(.032)	(.025)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[b]	1.04	2.72	3.21	2.50	1.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[b]	.49	.46	.45	.45	.46
Ratio of net expenses
to average net assets	.43[b]	.49[c]	.45	.45	.45	.45
Ratio of net investment income
to average net assets	.02[b]	1.08	2.57	3.16	2.49	1.37
Net Assets, end of period
($ x 1,000)	143,514	194,785	259,683	107,993	72,067	72,141

a Amount represents less than $.001 per share.
b Annualized.
c Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund’s investment objective is to provide a high level of current income exempt from federal and California income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	142,636,706
Level 3—Significant Unobservable Inputs	—
Total	142,636,706

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the

20

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2009 was as follows: tax exempt income $2,601,895 and long-term capital gains $6,762.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal

22

to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Prior to January 1, 2010, each Board member received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Fund, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group Open-End Funds will pay each Board member who is not an “interested person” of the Trust (as defined in the 1940 Act) $60,000 per annum, plus $7,000 per joint Board Group Open-End Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-End Funds also reimburse each Board member who is no an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting, and, effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,000 or $1,500 fee (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.The Trust’s portion of these fees and expenses are

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $39,442 during the period ended December 31, 2009.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $48,209.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

24

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

Dreyfus BASIC

Massachusetts Municipal

Money Market Fund

SEMIANNUAL REPORT December 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the six-month period from July 1, 2009, through December 31, 2009.

Most financial assets ended 2009 with healthy returns, but short-term interest rates remained at historical lows as monetary authorities fought to bring the nation and world out of a severe recession and banking crisis.

After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009, buoyed by greater manufacturing activity to replenish depleted inventories and satisfy export demand. The slumping housing market also showed signs of renewed life when home sales and prices rebounded modestly. However, economic headwinds remain, including a high unemployment rate and the prospect of anemic consumer spending.

While money market yields are unlikely to return to their pre-recession levels anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2009, through December 31, 2009, as provided by J. Christopher Nicholl and John F. Flahive, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended December 31, 2009, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Yields of tax-exempt money market instruments remained at historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy to combat a recession and financial crisis. Supply-and-demand dynamics in the tax-exempt money markets also contributed to historically low yields.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. When the fund manager believes that acceptable Massachusetts municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to Massachusetts state personal income taxes, but not federal income tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

The fund may also invest in high-quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Economy, Supply-and-Demand Dynamics Kept Yields Low

The reporting period began in the wake of the most severe recession since the 1930s, as weak housing markets, rising unemployment and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

declining consumer confidence took their toll.In addition,credit markets remained fragile as they recovered from a global credit crisis that had punished major financial institutions, including dealers and insurers of municipal securities. In response, the Fed had reduced the overnight federal funds rate to an unprecedented low range of 0.00% to 0.25%. The U.S. Department of the Treasury also had initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through September 18, 2009.

Although the U.S. economy showed signs of improvement over the second half of 2009—including a return to GDP growth during the third quarter of the year—a number of headwinds remained. The unemployment rate has stayed stubbornly high, and housing markets have continued to struggle with sluggish sales and elevated foreclosure rates. In light of a sub-par economic recovery, the Fed left short-term interest rates unchanged throughout the reporting period.

The tax-exempt money markets also were influenced by supply-and-demand factors, which exerted additional downward pressure on already low yields. Tighter lending restrictions and financial industry consolidation led to a decrease in the available supply of variable-rate demand notes and tender option bonds, effectively increasing funding costs for municipalities in the short-term market. Consequently, more issuers instead have issued longer-term bonds, including taxable securities through the government-supported Build America Bonds program.Meanwhile,demand for tax-exempt money market instruments remained robust from individuals concerned about tax increases. Due to competitive yields compared with taxable money market instruments on a national level, the tax-exempt market also saw demand from institutional investors.

Like many states, Massachusetts faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. However, Massachusetts has weathered the downturn better than many other states, as it entered the recession with ample reserves and has demonstrated a willingness to find new revenues and reduce spending to balance its budget.

4

Maintaining a Conservative Investment Posture

In this environment, we continued to focus on high-quality municipal obligations with relatively short maturities. As a result, the fund’s weighted average maturity fell over the reporting period, ending 2009 at less than 30 days. Because many of the fund’s peers followed a similarly conservative strategy, the fund’s weighted average maturity remained in a range that was roughly in line with slightly longer than industry averages.

In addition, due to reduced issuance volumes and our focus on a relatively small list of approved issuers, maintaining broad diversification among Massachusetts instruments proved to be a challenge in 2009. Consequently, at times during the reporting period, we invested in federally tax-exempt instruments from out-of-state issuers. In addition, the percentage of the fund’s assets allocated to longer-term municipal notes fell over the reporting period, while the percentage invested in short-term variable-rate demand notes increased.

Safety and Liquidity Are Paramount

Due to ongoing economic and fiscal challenges affecting all states, we believe the prudent course continues to be a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period, suggesting that tax-exempt money market yields are unlikely to rise significantly anytime soon.

January 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the annualized yield and annualized effective yield would have been -0.13% and -0.13%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from July 1, 2009 to December 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2009

Expenses paid per $1,000†	$1.76
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2009

Expenses paid per $1,000†	$1.79
Ending value (after expenses)	$1,023.44

† Expenses are equal to the fund’s annualized expense ratio of .35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Andover,
GO Notes, BAN	1.00	3/25/10	4,166,500		4,169,788
Boston,
GO Notes	2.25	2/1/10	530,000		530,664
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.32	1/1/10	2,700,000	[a]	2,700,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.25	1/7/10	4,900,000	[a,b]	4,900,000
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)	0.27	1/7/10	300,000	[a,b]	300,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	0.43	1/7/10	4,400,000	[a,b]	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
Allied Irish Banks)	0.20	1/1/10	1,000,000	[a,b]	1,000,000
Massachusetts Development
Finance Agency, Revenue
(Boston University
Issue) (LOC; BNP Paribas)	0.18	1/7/10	5,000,000	[a,b]	5,000,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD Bank)	0.25	1/7/10	2,590,000	[a,b]	2,590,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.25	1/7/10	3,800,000	[a,b]	3,800,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	0.25	1/7/10	4,500,000	[a,b]	4,500,000
Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)	0.25	1/7/10	2,000,000	[a]	2,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue) (LOC;
Bank of America)	0.25	1/7/10	910,000	[a]	910,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	0.36	1/7/10	1,100,000	[a,b]	1,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Amherst College Issue)	0.22	1/1/10	1,000,000	[a,b]	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.21	1/7/10	1,000,000	[a]	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	0.17	1/7/10	5,400,000	[a,b]	5,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.22	1/1/10	1,500,000	[a]	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.24	1/7/10	2,425,000	[a]	2,425,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	0.16	1/7/10	4,000,000	[a]	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue)
(LOC; Bank of America)	0.21	1/7/10	3,235,000	[a]	3,235,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)
(Liquidity Facility;
JPMorgan Chase Bank)	0.23	1/1/10	1,700,000	[a,b]	1,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wellesley College Issue)	0.15	1/7/10	3,675,000	[a,b]	3,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Williams College Issue)	0.25	1/7/10	3,393,000	[a,b]	3,393,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Williams College Issue)	0.53	4/7/10	500,000	[b]	500,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.38	1/7/10	6,900,000	[a]	6,900,000
Massachusetts Industrial Finance
Agency, IDR, Refunding
(Nova Realty Trust)
(LOC; Bank of America)	0.27	1/7/10	3,000,000	[a]	3,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.25	1/7/10	200,000	[a]	200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.22	1/1/10	1,500,000	[a]	1,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.32	1/1/10	7,100,000	[a]	7,100,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nahant,
GO Notes, BAN	1.50	10/13/10	1,566,000	1,575,097
Plymouth,
GO Notes, BAN	1.25	5/13/10	1,050,000	1,052,864
Rockport,
GO Notes, BAN	1.00	6/25/10	4,450,542	4,462,011
Wellesley,
GO Notes (Municipal
Purpose Loan)	3.00	6/1/10	1,611,000	1,627,723

Total Investments (cost $93,146,147)			99.9%	93,146,147
Cash and Receivables (Net)			.1%	57,070
Net Assets			100.0%	93,203,217

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At December 31, 2009, the fund had $43,258,000 or 46.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	83.3
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	10.8
Not Rated[d]		Not Rated[d]		Not Rated[d]	5.9
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	93,146,147	93,146,147
Interest receivable		90,385
		93,236,532
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		26,162
Cash overdraft due to Custodian		7,150
Dividend payable		3
		33,315
Net Assets ($)		93,203,217
Composition of Net Assets ($):
Paid-in capital		93,203,202
Accumulated net realized gain (loss) on investments		15
Net Assets ($)		93,203,217
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		93,214,287
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	199,763
Expenses:
Management fee—Note 2	257,748
Treasury insurance expense—Note 1(f)	13,847
Trustees’ fees—Note 2	3,026
Total Expenses	274,621
Less—reduction in expenses due to undertaking—Note 2	(71,835)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(3,026)
Net Expenses	199,760
Investment Income—Net, representing net increase
in net assets resulting from operations	3

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009
Operations ($):
Investment income—net	3	1,626,687
Net realized gain (loss) on investments	—	15
Net Increase (Decrease) in Net Assets
Resulting from Operations	3	1,626,702
Dividends to Shareholders from ($):
Investment income—net	(3)	(1,659,677)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	79,815,557	306,103,065
Dividends reinvested	1	227,602
Cost of shares redeemed	(119,418,898)	(352,722,205)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(39,603,340)	(46,391,538)
Total Increase (Decrease) in Net Assets	(39,603,340)	(46,424,513)
Net Assets ($):
Beginning of Period	132,806,557	179,231,070
End of Period	93,203,217	132,806,557

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2009			Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.009	.026	.032	.024	.013
Distributions:
Dividends from
investment income—net	(.000)[a]	(.009)	(.026)	(.032)	(.024)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.95	2.59	3.21	2.48	1.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[c]	.49	.46	.46	.46	.45
Ratio of net expenses
to average net assets	.35[c]	.47	.45	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b,c]	.96	2.51	3.17	2.46	1.33
Net Assets, end of period
($ x 1,000)	93,203 132,807		179,231	162,062	130,286	131,162

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is

18

not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	-
Level 2—Other Significant Observable Inputs	93,146,147
Level 3—Significant Unobservable Inputs	-
Total	93,146,147

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2009 was as follows: tax exempt income $1,626,687, ordinary income $32,498 and long-term capital gains $492. The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

20

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustees (including counsel fees). Prior to January 1, 2010, each Board member received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Fund, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group Open-End Funds will pay each Board member who is not an “interested person” of theTrust (as defined in the 1940 Act) $60,000 per annum, plus $7,000 per joint Board Group Open-End Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-End Funds also reimburse each Board member who is no an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting, and, effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,000 or $1,500 fee (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allo-

22

cated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.TheTrust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $71,835 during the period ended December 31, 2009.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $26,162.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 23

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

Dreyfus BASIC

New York Municipal

Money Market Fund

SEMIANNUAL REPORT December 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2009, through December 31, 2009.

Most financial assets ended 2009 with healthy returns, but short-term interest rates remained at historical lows as monetary authorities fought to bring the nation and world out of a severe recession and banking crisis.

After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009, buoyed by greater manufacturing activity to replenish depleted inventories and satisfy export demand. The slumping housing market also showed signs of renewed life when home sales and prices rebounded modestly. However, economic headwinds remain, including a high unemployment rate and the prospect of anemic consumer spending.

While money market yields are unlikely to return to their pre-recession levels anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2009, through December 31, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2009, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 0.13%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.13%.1

Yields of tax-exempt money market instruments remained at historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative monetary policy to combat a recession and financial crisis. Supply-and-demand dynamics in the tax-exempt money markets also contributed to low yields.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality New York tax-exempt issuers that we believe are most likely to provide tax-exempt income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral weighted average maturity.

Economy, Supply-and-Demand Dynamics Kept Yields Low

The reporting period began in the wake of the most severe recession since the 1930s, as weak housing markets, rising unemployment and declining consumer confidence took their toll.In addition,credit markets remained fragile as they recovered from a global credit crisis that had punished major financial institutions, including dealers and insurers of municipal securities. In response, the Fed had reduced the overnight federal funds rate to an unprecedented low range of 0.00% to 0.25%.The U.S. Department of the Treasury also had initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through September 18, 2009.

Although the U.S. economy showed signs of improvement over the second half of 2009—including a return to GDP growth during the third quarter of the year—a number of headwinds remained. The unemployment rate has stayed stubbornly high, and housing markets have struggled with sluggish sales and elevated foreclosure rates. In light of a sub-par economic recovery, the Fed left short-term interest rates unchanged throughout the reporting period.

The market also was influenced by supply-and-demand factors, which exerted additional downward pressure on already low tax-exempt money market yields. Tighter lending restrictions led to a decrease in the available supply of variable-rate demand notes and tender option bonds, effectively increasing short-term funding costs for municipalities. Consequently, more issuers instead have issued longer-term bonds, including taxable securities through the government-supported Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments remained robust from individuals concerned about tax increases. Due to competitive yields compared with taxable money market instruments, the tax-exempt market also saw demand from institutional investors.

Finally, like many states, NewYork has continued to face weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs.The State of NewYork currently is experiencing severe fiscal pressures as the legislature struggles to balance the budget.

In-House Research Supported Credit Quality

We have continued to focus on direct, high-quality municipal obligations. Our credit analysts conduct in-depth, independent research into the fiscal health of the issuers we consider, a process that led us to instruments—including commercial paper and municipal notes with maturities less than six months—backed by high-quality banks, pledged tax appropriations or revenues from colleges, hospitals and public facilities providing essential services.We mostly shied away from instruments issued by entities that depend heavily on state aid.

We generally maintained the fund’s weighted average maturity in a roughly neutral position. Since yield differences have remained relatively narrow along the market’s maturity range, this conservative strategy did not adversely affect the fund’s performance.

Safety and Liquidity Are Paramount

Due to ongoing economic challenges, we believe the prudent course continues to be a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period, suggesting that money market yields are unlikely to rise significantly anytime soon.

January 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the annualized yield and annualized effective yield would have been 0.11% and 0.11%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2009 to December 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2009

Expenses paid per $1,000†	$2.32
Ending value (after expenses)	$1,000.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2009

Expenses paid per $1,000†	$2.35
Ending value (after expenses)	$1,022.89

† Expenses are equal to the fund’s annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)
New York—97.5%
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	0.31	1/7/10	4,100,000	[a]	4,100,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	1.00	1/7/10	1,390,000	[a]	1,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	0.50	1/7/10	1,245,000	[a]	1,245,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	0.25	1/7/10	5,800,000	[a,b]	5,800,000
Brookhaven-Comsewogue Union Free
School District, GO Notes, TAN	1.25	4/30/10	1,300,000	[b]	1,303,191
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.42	1/7/10	2,885,000	[a]	2,885,000
Campbell-Savona Central School
District, GO Notes, BAN	2.00	6/24/10	1,690,000	[b]	1,698,442
Cold Spring Harbor Central School
District, GO Notes, TAN	2.00	6/30/10	1,710,000	[b]	1,722,621
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	0.50	1/7/10	1,800,000	[a]	1,800,000
East Hampton Union Free School
District, GO Notes, TAN	1.00	6/30/10	1,660,000	[b]	1,665,063
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.25	1/7/10	4,375,000	[a]	4,375,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Edgemont Union Free School
District, GO Notes, TAN	1.00	1/15/10	1,400,000	[b]	1,400,291
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	1,770,000		1,776,909
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.45	1/7/10	2,945,000	[a]	2,945,000
Fishkill,
GO Notes, BAN	2.00	4/30/10	1,140,000		1,143,710
Fort Ann,
GO Notes, BAN	2.75	8/27/10	1,237,000		1,242,105
Fort Plain Central School
District, GO Notes, BAN	2.00	6/24/10	1,165,000	[b]	1,172,497
Heuvelton Central School District,
GO Notes, BAN	1.50	6/30/10	1,000,000	[b]	1,004,187
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project)
(LOC; Key Bank)	0.85	1/7/10	985,000	[a]	985,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC;
JPMorgan Chase Bank)	0.35	6/10/10	2,100,000		2,100,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.28	1/7/10	10,225,000	[a]	10,225,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.34	1/7/10	17,600,000	[a]	17,600,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Fortis Bank)	0.20	1/7/10	12,400,000	[a]	12,400,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.30	1/7/10	2,400,000	[a]	2,400,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.30	1/7/10	5,040,000	[a]	5,040,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	1.60	1/7/10	105,000	[a]	105,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Banco Santander)	0.30	1/7/10	4,480,000	[a,b]	4,480,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Bank)	0.35	1/7/10	8,000,000	[a]	8,000,000
New York City,
GO Notes (LOC; Bank of America)	0.21	1/7/10	7,950,000	[a]	7,950,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.60	1/7/10	6,100,000	[a]	6,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish Banks)	0.33	1/7/10	5,055,000	[a,b]	5,055,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish Banks)	0.40	1/7/10	4,370,000	[a,b]	4,370,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	0.40	1/7/10	11,695,000	[a,b]	11,695,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	0.40	1/7/10	3,850,000	[a]	3,850,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish Banks)	0.40	1/7/10	2,775,000	[a,b]	2,775,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc. Project)
(LOC; Allied Irish Banks)	0.40	1/7/10	2,615,000	[a]	2,615,000
New York City Industrial
Development Agency, IDR (Novelty
Crystal Corporation Project)
(LOC; Commerce Bank NA)	0.45	1/7/10	3,385,000	[a]	3,385,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.45	1/7/10	4,615,000	[a]	4,615,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.35	1/13/10	4,000,000		4,000,000
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.50	2/1/10	400,000		401,677
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Westdeutsche Landesbank)	0.28	1/7/10	4,100,000	[a]	4,100,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	8,000,000		8,000,000
New York Local Government
Assistance Corporation, Revenue
(LOC: Bayerische Landesbank and
Westdeutshe Landesbank)	0.40	1/7/10	6,425,000	[a]	6,425,000
New York State Dormitory
Authority, Consolidated Service
Contract Revenue, Refunding	1.50	7/1/10	2,505,000	[b]	2,518,780
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.23	1/7/10	8,700,000	[a,b]	8,700,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.25	1/7/10	5,725,000	[a]	5,725,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.25	1/7/10	4,700,000	[a]	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel Project)
(LOC; JPMorgan Chase Bank)	0.24	1/7/10	3,800,000	[a]	3,800,000
New York State Thruway Authority,
Highway and Bridge Trust
Fund Revenue	5.25	4/1/10	1,000,000		1,011,995
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	3.15	4/1/10	1,500,000		1,510,371
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	5.00	4/1/10	725,000		732,809
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II, Inc.
Project) (LOC; Key Bank)	0.50	1/7/10	9,990,000	[a]	9,990,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Ontario County Industrial
Development Agency, Civic
Facility Revenue (CHF-Finger
Lakes, L.L.C. Civic Facility)
(LOC; RBS Citizens NA)	0.53	1/7/10	1,025,000	[a]	1,025,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.36	1/7/10	1,820,000	[a]	1,820,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	0.30	1/7/10	1,940,000	[a]	1,940,000
Port Authority of New York and New
Jersey, Equipment Notes	0.31	1/7/10	4,000,000	[a]	4,000,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank NA)	0.24	1/7/10	6,215,000	[a,b]	6,215,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.45	1/7/10	3,400,000	[a]	3,400,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.35	1/7/10	2,870,000	[a]	2,870,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	0.50	1/7/10	9,945,000	[a]	9,945,000
Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	3,230,000	[b]	3,238,808
Susquehanna Valley Central School
District, GO Notes, BAN	1.50	7/30/10	1,000,000	[b]	1,004,598

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; Key Bank)	0.50	1/7/10	3,410,000	[a]	3,410,000
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	2,275,000	[b]	2,281,268
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	0.60	1/7/10	3,735,000	[a,b]	3,735,000
Valhalla Union Free School
District, GO Notes, TAN	1.00	2/2/10	1,000,000	[b]	1,000,311
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.55	2/10/10	5,000,000		5,000,000
U.S. Related—2.2%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers Squibb
Company Project)	0.35	1/7/10	4,400,000	[a]	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.25	1/7/10	1,550,000	[a,c]	1,550,000

Total Investments (cost $272,864,633)			99.7%		272,864,633

Cash and Receivables (Net)			.3%		855,026

Net Assets			100.0%		273,719,659

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At December 31, 2009, the fund had $72,835,057 or 26.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, this security amounted to $1,550,000 or 0.6% of net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	84.8
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	3.9
Not Rated[e]		Not Rated[e]		Not Rated[e]	11.3
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	272,864,633	272,864,633
Cash		858,614
Interest receivable		191,365
		273,914,612
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		94,851
Dividend payable		102
Payable for shares of Beneficial Interest redeemed		100,000
		194,953
Net Assets ($)		273,719,659
Composition of Net Assets ($):
Paid-in capital		273,719,659
Net Assets ($)		273,719,659
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		273,719,669
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	886,997
Expenses:
Management fee—Note 2	676,848
Treasury insurance expense—Note 1(f)	29,437
Trustees’ fees—Note 2	8,883
Total Expenses	715,168
Less—reduction in expenses due to undertaking—Note 2	(19,782)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(8,883)
Net Expenses	686,503
Investment Income—Net, representing net increase
in net assets resulting from operations	200,494

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
December 31, 2009		Year Ended
	(Unaudited)	June 30, 2009
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	200,494	4,422,312
Dividends to Shareholders from ($):
Investment income—net	(200,494)	(4,446,801)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	87,955,897	300,382,134
Dividends reinvested	151,488	3,316,910
Cost of shares redeemed	(117,826,299)	(364,356,807)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(29,718,914)	(60,657,763)
Total Increase (Decrease) in Net Assets	(29,718,914)	(60,682,252)
Net Assets ($):
Beginning of Period	303,438,573	364,120,825
End of Period	273,719,659	303,438,573

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2009			Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.013	.026	.032	.025	.013
Distributions:
Dividends from
investment income—net	(.001)	(.013)	(.026)	(.032)	(.025)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14[a]	1.35	2.67	3.25	2.52	1.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[a]	.49	.46	.45	.45	.45
Ratio of net expenses
to average net assets	.46[a]	.48	.45	.45	.45	.45
Ratio of net investment income
to average net assets	.13[a]	1.37	2.61	3.21	2.49	1.33
Net Assets, end of period
($ x 1,000)	273,720	303,439	364,121	321,893	286,993	308,322

a Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, NewYork state and NewYork city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	272,864,633
Level 3—Significant Unobservable Inputs	—
Total	272,864,633

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2009 was as follows: tax exempt income $4,422,312 and ordinary income $24,489.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested

Trustees (including counsel fees). Prior to January 1, 2010, each Board member received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Fund, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group Open-End Funds will pay each Board member who is not an “interested person” of theTrust (as defined in the 1940 Act) $60,000 per annum, plus $7,000 per joint Board Group Open-End Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-End Funds also reimburse each Board member who is no an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting, and, effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,000 or $1,500 fee (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $19,782 during the period ended December 31, 2009.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,851.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation